Class I & R Prospectus | Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Investment Objective
Alger Small Cap Growth Institutional Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class I & R Prospectus - Alger Small Cap Growth Institutional Fund - USD ($)	Alger Small Cap Growth Institutional Fund Class I	Alger Small Cap Growth Institutional Fund Class R
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class I & R Prospectus - Alger Small Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund Class I	Alger Small Cap Growth Institutional Fund Class R
Management Fees	0.81%	0.81%
Distribution (12b-1) Fees	none	0.50%
Other Expenses	0.26%	0.26%
Shareholder Servicing Fees	0.25%	0.25%
Total Annual Fund Operating Expenses	1.32%	1.82%

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example - Class I & R Prospectus - Alger Small Cap Growth Institutional Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	134	418	723	1,590
Alger Small Cap Growth Institutional Fund Class R	185	573	985	2,137

Expense Example No Redemption - Class I & R Prospectus - Alger Small Cap Growth Institutional Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	134	418	723	1,590
Alger Small Cap Growth Institutional Fund Class R	185	573	985	2,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.70% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology and healthcare sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 20.34%	Worst Quarter: Q4 2008 -27.26%

Average Annual Total Return as of December 31, 2017
Average Annual Returns - Class I & R Prospectus - Alger Small Cap Growth Institutional Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger Small Cap Growth Institutional Fund Class I	28.43%	12.23%	6.62%	9.42%		Nov. 08, 1993
Alger Small Cap Growth Institutional Fund Class R	27.73%	11.68%	6.10%	8.89%	[1]	Jan. 27, 2003
After Taxes on Distributions | Alger Small Cap Growth Institutional Fund Class I	27.57%	8.26%	4.47%	7.87%
After Taxes on Distributions and Sale of Fund Shares | Alger Small Cap Growth Institutional Fund Class I	16.78%	8.90%	4.93%	7.69%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	9.19%	7.68%		Nov. 08, 1993
[1]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.